APEXcm Small/Mid Cap Growth Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The APEXcm Small/Mid Cap Growth Fund (the “Fund”) seeks to achieve long-term capital growth.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	APEXcm Small/Mid Cap Growth Fund APEXcm Small/Mid Cap Growth Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		APEXcm Small/Mid Cap Growth Fund APEXcm Small/Mid Cap Growth Fund Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.57%
Total Annual Fund Operating Expenses		2.57%
Fee Waivers and/or Expense Reimbursement	[2]	(1.52%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.05%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Apex Capital Management, Inc. (the "Adviser") has contractually agreed, until August 31, 2015, to waive Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.05% of the Fund's average daily net assets. Management Fee waivers and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses. Prior to August 31, 2015, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until August 31, 2015.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
APEXcm Small/Mid Cap Growth Fund APEXcm Small/Mid Cap Growth Fund Shares	107	334

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of small and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which are expected to grow faster than the U.S. economy.  Apex Capital Management, Inc. (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between $250 million and $10 billion at the time of purchase.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks  of small and mid-cap companies.  The Fund may invest up to 15% of its assets in common stocks of foreign small and mid-companies through the purchase of American Depository Receipts (“ADR”s) and/or foreign domiciled companies listed on U.S. stock exchanges.

In selecting investments for the Fund, the Adviser uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom-up” security selection.  The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities.  Through this “top-down” view, the Adviser seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

The Adviser then looks to fundamental “bottom-up” research for individual companies that are exhibiting earnings growth potential at different stages of a company’s growth cycle and may benefit from the observed secular/macro trends.  The core investments of the Fund typically include more established companies that the Adviser recognizes as “stable growth” companies.  Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates.  The Fund may also invest in companies that are in the earlier stages of their growth cycle that the Adviser recognizes as “emerging growth” companies.  Emerging growth companies typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential.  Characteristics the Adviser considers in identifying emerging growth companies for the Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

A common stock may be sold when it achieves full valuation, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings surprise or similar adverse events.  In general, once a common stock reaches $12 billion in market capitalization the Adviser gradually liquidates the position.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.  The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting common stocks for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective.  Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.

Stock Market Risk.  The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  At times, the stock markets can be volatile and stock prices can change drastically.

Small and Mid-Cap Company Risk.  Investing in small and mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Small and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of small and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.  In addition, in many instances, the securities of small and mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Because small and mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Therefore, the securities of small and mid-cap companies may be subject to greater price fluctuations.  Small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Investment Risk.  Investing in foreign securities (i.e., securities issued by companies whose principal business activities are outside the United States), may involve significant risks not present in domestic investments.  For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws.  Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments.  Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.  Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Investment Style and Management Risk.  The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.  The Fund’s growth style may go out of favor with investors, negatively affecting the Fund’s performance.  In addition, the Adviser may select investments that fail to appreciate as anticipated.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report.  Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information, current through the most recent month end, is available by calling 1-888-575-4800.